14 INCOME TAX AND SOCIAL CONTRIBUTION (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Profit/(Loss) before income tax and social contribution	R$ 1,410,733	R$ 5,450,917	R$ 520,338
Tax rate (in percent)	34.00%	34.00%	34.00%
Income tax and social contribution at combined statutory rate	R$ (479,649)	R$ (1,853,312)	R$ (176,915)
Income tax and social contribution	R$ (833,778)	R$ 250,334	R$ 409,109
Effective tax rate (in percent)	(59.00%)	5.00%	79.00%
Equity in results of affiliated companies [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate	R$ 46,737	R$ 50,134	R$ 42,431
Profit with differentiated rates or untaxed [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate	(236,404)	(46,006)	37,605
Transfer pricing adjustment [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate	(18,494)	(74,836)	(34,746)
Tax loss carryforwards without recognizing deferred taxes [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate	(21,095)	(27,683)	(368,612)
Indebtdness limit [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate	(20,393)	(38,486)	(39,378)
Unrecorded deferred taxes on temporary differences [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate	(2,835)	(11,964)	541,655
(Losses)/Reversal for deferred income and social contribution tax credits [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate	1,530,185	1,807,909	(403,080)
Income taxes and social contribution on foreign profit [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate	(14,424)	(30,219)	(29,964)
Tax incentives [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate	39,042	36,710	14,358
Deferred taxes on exchange variation in equity [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate		(43,667)
Interest on equity [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate	22,107
Other permanent deductions (additions) [Member]
IncomeTaxAndSocialContributionTillLineItems [Line Items]
Adjustment to reflect the effective rate	R$ (10,999)	R$ (18,914)	R$ 7,537